Financial Risks Management - Sensitivity of Group's Cash and Cash Equivalents and Expenses to Variation 10% of US Dollar against Euro (Details) € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 EUR (€) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 EUR (€) $ / shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 $ / shares	Jun. 30, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	€ 209,115		€ 104,380			$ 72,549	€ 258,756	$ 81,713	€ 171,029
Expenses | $		$ 7,562		$ 9,758
Euros equivalent to US dollar | $ / shares	0.8829	0.8829	0.8149	0.8149	0.8902
10% Increase (Decrease) in US Dollar vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	€ 69,846						72,146
Expenses	7,280		€ 8,211
10% Increase of US Dollar vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	77,607						80,163
Expenses	8,089		9,123
10% Decrease of US Dollar vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	63,496						€ 65,588
Expenses	€ 6,618		€ 7,465